SHARE CAPITAL - Disclosure of share appreciation rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share appreciation rights, outstanding, beginning of period	694,000	911,993
Share appreciation rights, weighted average grant price, beginning of period	$ 3.99	$ 3.8
Share appreciation rights, exercised	0	(96,661)
Share appreciation rights, exercised, weighted average grant price	$ 0	$ 2.21
Share appreciation rights, cancelled	(382,000)	(121,332)
Share appreciation rights, cancelled, weighted average grant price	$ 4.55	$ 3.96
Share appreciation rights, outstanding, end of period	312,000	694,000
Share appreciation rights, weighted average grant price, end of period	$ 3.30	$ 3.99
Share appreciation rights, exercisable	312,000	553,679
Share appreciation rights, exercisable, weighted average grant price	$ 3.30	$ 4.16